Share-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 15.	Share-Based Compensation

The amount of share-based compensation expenses included in applicable costs of sales and expense categories and related tax effects are summarized as follows:

	Year Ended December 31,
	2014	2015	2016
	(in thousands)

Cost of revenues	$121	110	224
Research and development	7,610	4,289	7,586
General and administrative	1,688	865	1,210
Sales and marketing	1,847	1,010	1,389
Total compensation recognized in income	$11,266	6,274	10,409
Income tax benefit	$2,437	1,342	2,164

The above income tax benefit excluded an excess tax benefit or a tax deficiency. For the year ended December 31, 2016, the tax deficiency was $142 thousand.

(a)	Long-term Incentive Plan

On September 7, 2011, the Company’s shareholders approved a long-term incentive plan. The plan permits the grants of options or RSUs to the Company’s employees, directors and service providers where each unit of RSU represents two ordinary shares of the Company.

On September 28, 2011, the Company’s compensation committee made grants of 2,727,278 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 97.36% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $2,873 thousand, a subsequent 0.88% will vest on each of September 30, 2012, 2013 and 2014 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 26, 2012, the Company’s compensation committee made grants of 5,522,279 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 58.36% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $6,286 thousand, a subsequent 13.88% will vest on each of September 30, 2013, 2014 and 2015 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 26, 2013, the Company’s compensation committee made grants of 867,771 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 88.90% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $7,833 thousand, a subsequent 3.70% will vest on each of September 30, 2014, 2015 and 2016 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 26, 2014, the Company’s compensation committee made grants of 1,219,791 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 82.57% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $9,337 thousand, a subsequent 5.81% will vest on each of September 30, 2015, 2016 and 2017 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 25, 2015, the Company’s compensation committee made grants of 597,596 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 94.15% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $4,456 thousand, a subsequent 1.95% will vest on each of September 30, 2016, 2017 and 2018 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 28, 2016, the Company’s compensation committee made grants of 1,208,785 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 91.93% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $9,223 thousand, a subsequent 2.69% will vest on each of September 30, 2017, 2018 and 2019 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

The amount of compensation expense from the long-term incentive plan was determined based on the estimated fair value and the market price of ADS (one ADS represents two ordinary shares) underlying the RSUs granted on the date of grant, which were $1.10 per ADS, $1.95 per ADS, $10.15 per ADS, $9.27 per ADS, $7.92 per ADS and $8.30 per ADS on September 28, 2011, September 26, 2012, September 26, 2013, September 26, 2014, September 25, 2015 and September 28, 2016, respectively.

RSUs activity under the long-term incentive plan during the periods indicated is as follows:
	Number of Underlying Shares for RSUs	Weighted Average Grant Date Fair Value

Balance at January 1, 2014	1,511,223	$2.47
Granted	1,219,791	9.27
Vested	(1,694,872)	6.44
Forfeited	(72,136)	2.06
Balance at December 31, 2014	964,006	4.11
Granted	597,596	7.92
Vested	(1,257,803)	5.19
Forfeited	(99,792)	2.94
Balance at December 31, 2015	204,007	9.17
Granted	1,208,785	8.30
Vested	(1,207,241)	8.39
Forfeited	(23,063)	9.04
Balance at December 31, 2016	182,488	8.60

As of December 31, 2016, the total compensation cost related to the unvested RSUs not yet recognized was $1,180 thousand. The weighted-average period over which it is expected to be recognized is 1.93 years.

In 2014, 2015 and 2016, the Company settled RSUs release with shares buyback of 1,375,726 shares, 1,390,280 shares and 191,994 shares, respectively.

The allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan are summarized as follows:

	Year Ended December 31,
	2014	2015	2016
	(in thousands)

Cost of revenues	$121	87	132
Research and development	7,610	4,249	7,423
General and administrative	1,688	855	1,174
Sales and marketing	1,847	1,006	1,373
Total compensation from RSUs	$11,266	6,197	10,102
Income tax benefit	$2,437	1,342	2,164

(b)	Non-vested Shares Issued to Employees

From September 2007 to December 2010, Himax Imaging Inc. (“Imaging Cayman”, a consolidated subsidiary) granted non-vested shares of its ordinary shares to certain employees for their future service, and the employees must pay $0.15 or $0.3 (employees hired after March 1, 2009) per share. The shares vest over four years after the grant date. If employees leave Himax Imaging before completing the four year service period, they would sell these shares back to Himax Imaging at their original purchase price. On January 1, 2011, 5,346,777 unvested ordinary shares of Imaging Cayman were cancelled in exchange for 1,939,490 unvested ordinary shares of Himax Imaging Ltd. (“Imaging Taiwan”, a consolidated subsidiary) by per ordinary share of Imaging Cayman in exchange for 0.36274 ordinary share of Imaging Taiwan. The plan will continue to vest according to the original vesting schedule.

During 2011, Imaging Cayman granted non-vested shares of Imaging Taiwan’s ordinary shares to certain employees for their future service, and the employees must pay NT$30 ($1.03) per share. The shares vest over one year or three years after the grant date. If employees leave Himax Imaging before completing the service period, Himax Imaging has the option to buy the vested shares back at employees’ original purchase price. In 2014, the Company recognized compensation expenses of $0.3 thousand, which were determined based on the estimated fair value of the ordinary shares of Imaging Taiwan on the date of grant, which was NT$21 (US$0.72) per share. Such compensation expense was recorded as research and development expenses in the consolidated statements of income with a corresponding increase to noncontrolling interests in the consolidated balance sheets. The fair value of ordinary shares was determined based on a third-party valuation conducted by an independent third-party appraiser.

Non-vested share activity of this award for Imaging Taiwan during the period indicated is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2014	31,139	$0.72
Vested	(31,139)	0.72
Forfeited	-	-
Balance at December 31, 2014	-	-

As of December 31, 2014, the total compensation cost related to this award was fully recognized.

(c)	Employee stock options

(i)
On July 1, 2012, July 1, 2013 and January 1, 2016, board of directors of Imaging Cayman approved a plan to grant stock options, the 2012 plan, the 2013 plan and the 2016 plan, respectively, to certain employees. These three plans authorize grants to purchase up to 2,000,000 shares, 430,000 shares and 1,760,000 shares, respectively, of Imaging Taiwan’ issued ordinary shares held by Imaging Cayman. The exercise price was NT$30 (US$1.004), NT$30 (US$1) and NT$30 (US$0.9139), respectively.

The 2012 plan has four years contractual life and three years vesting period. Based on the vesting schedule, 50% of the options vest one and half years after the date of grant and 50% of the options vest three years after the date of grant. The 2013 plan has three years contractual life and two years vesting period. Based on the vesting schedule, 50% of the options vest half years after the date of grant and 50% of the options vest two years after the date of grant. The 2016 plan has four years contractual life and three years vesting period. Based on the vesting schedule, 50% of the options vest one and half years after the date of grant and 50% of the options vest three years after the date of grant. Because the exercise price of the options are higher than the estimated fair value of Imaging Taiwan at the date of grant, the calculated value of each option award estimated using the Black-Scholes option-pricing model was nil.

The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. Imaging Cayman uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since Imaging Taiwan’ shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares. The risk-free rates for the expected term of the options are based on the interest rates of 2 years and 5 years ROC central government bond at the time of grant.

	2012 plan	2013 plan	2016 plan
Valuation assumptions:
Expected dividend yield	0%	0%	0%
Expected volatility	43.29%	39.50%	38.04%
Expected term (years)	3.125	2.125	3.125
Risk-free interest rate	0.87%	0.85%	0.50%

Stock option activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balance at January 1, 2014	1,400,000	$1.003	2.5
Granted	-	-
Exercised	-	-
Forfeited	(90,000)	1.002
Balance at December 31, 2014	1,310,000	1.003	1.5
Granted	-	-
Exercised	-	-
Forfeited	(85,000)	1.003
Balance at December 31, 2015	1,225,000	1.003	0.5
Granted	631,000	0.9139
Exercised	-	-
Forfeited	(1,240,000)	1.002
Balance at December 31, 2016	616,000	0.9139	3.0
Exercisable at December 31, 2016	-	-

(ii)
On January 1, 2016, board of directors of Imaging Taiwan approved a plan to grant stock options, the 2016 plan, to certain employees. This plan authorizes grants to purchase up to 2,040,000 shares of Imaging Taiwan’ authorized but unissued ordinary shares. The exercise price was NT$30 (US$0.9139).

The 2016 plan has four years contractual life and three years vesting period. Based on the vesting schedule, 50% of the options vest one and half years after the date of grant and 50% of the options vest three years after the date of grant. Because the exercise price of the options are higher than the estimated fair value of Imaging Taiwan at the date of grant, the calculated value of each option award estimated using the Black-Scholes option-pricing model was nil.

The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. Imaging Taiwan uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since Imaging Taiwan’ shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares. The risk-free rates for the expected term of the options are based on the interest rates of 2 years and 5 years ROC central government bond at the time of grant.

2016 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	38.04%
Expected term (years)	3.125
Risk-free interest rate	0.50%

Stock option activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balance at January 1, 2016	-	$-
Granted	1,925,000	0.9139
Exercised	-	-
Forfeited	(128,000)	0.9139
Balance at December 31, 2016	1,797,000	0.9139	3.0
Exercisable at December 31, 2016	-	-

(iii)
On October 6, 2015, board of directors of Himax Display approved a plan to grant stock options, the 2015 plan, to certain employees. This plan authorizes grants to purchase up to 2,528,000 shares of Himax Display’ authorized but unissued ordinary shares. The exercise price was NT$65 (US$1.986).

The 2015 plan has four years contractual life and three years vesting period. Based on the vesting schedule, 50% of the options vest one and half years after the date of grant and 50% of the options vest three years after the date of grant. The Company recognized compensation expenses of $77 thousand and $307 thousand in 2015 and 2016, respectively. Such compensation expense was recorded as cost of revenues, sales and marketing expenses, general and administrative expense and research and development expenses in the consolidated statements of income. There was no income tax benefit realized in the consolidated statements of income for employee stock options for the years ended December 31, 2015 and 2016.

The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. Himax Display uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since Himax Display’ shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares. The risk-free rate for the expected term of the options is based on the interest rates of 2 years and 5 years ROC central government bond at the time of grant.

2015 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	33.52%
Expected term (years)	3.125
Risk-free interest rate	0.65%

Stock option activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balance at January 1, 2015	-	$-
Granted	2,025,000	1.986
Exercised	-	-
Forfeited	-	-
Balance at December 31, 2015	2,025,000	1.986	3.75
Granted	-	-
Exercised	-	-
Forfeited	(32,000)	1.986
Balance at December 31, 2016	1,993,000	1.986	2.75
Exercisable at December 31, 2016	-	-